Income tax benefit/(expense) - Disclosure of reconciliation of deferred income tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes paid (refund) [abstract]
Deferred tax liability (asset), at beginning of period	€ 2,292	€ 5,158	€ 4,988
Exchange differences	171	529	(699)
Income statement charge / (credit)	2,480	(3,395)	869
Deferred tax liability (asset), at end of period	€ 4,943	€ 2,292	€ 5,158